Common Stock - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized | shares	26,264,364	26,264,364
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued | shares	3,570,019	3,435,014
Common stock, shares outstanding | shares	3,570,019	3,435,014
Shares subject to repurchase | shares	252,652	703,092
Liability related to shares subject to repurchase | $	$ 600	$ 600
Number of vote by common stock holders | Vote	1
Long-term liabilities
Class of Stock [Line Items]
Liability related to shares subject to repurchase | $	$ 300	$ 400
Dividend Declared
Class of Stock [Line Items]
Dividends | $	0
Dividend Paid
Class of Stock [Line Items]
Dividends | $	$ 0